Shareholders' equity	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Treasury Stock [Text Block]
12.	Shareholders’ equity

Treasury shares

During the fiscal year ended March 31, 2010 the Company formed Rediff.com India Limited Employee Trust (“Trust”). The Trust is controlled and administrated by senior employees of the Company. The Company is the primary beneficiary of the Trust and, accordingly has consolidated the Trust. The Trust acquired 1,015,000 shares for a consideration of US$4,426,605 and reserved these shares for benefit of Company’s employees and directors.